Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Accrued operating expenses	9,868	8,845	1,282
Content acquisition costs	8,326	5,567	807
Accrued payroll and welfare	4,541	3,747	543
Tax payable	4,430	3,640	528
Traffic acquisition costs	2,705	5,159	748
Accruals for purchases of fixed assets	2,240	1,445	210
Bandwidth costs	2,220	2,112	306
Payable for investments	804	703	102
Funds collected on behalf of service providers	558	691	100
Interest payable	538	452	66
Payable to merchants	339	368	53
Users’ and third party agents’ deposits	383	468	68
Payables for purchasing inventory	1,307	1,960	284
Others	3,125	2,857	415

Total accounts payable and accrued liabilities	41,384	38,014	5,512